Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Prospectus Date		rr_ProspectusDate	Dec. 26, 2014
Supplement [Text Block]		pgtrf_SupplementTextBlock
Prudential Global Total Return Fund, Inc.

Supplement dated June 16, 2015 to the
Currently Effective Prospectus and Statement of Additional Information
_________________________________________________________________________

Effective as of July 1, 2015, the Fund’s existing contractual cap on Fund expenses will be lowered. In addition, the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus and Statement of Additional Information are hereby revised as follows, effective as of July 1, 2015:

1. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	.60%	.60%	.60%	.60%	.60%
+ Distribution and service (12b-1) fees	.25%	1.00%	1.00%	None	None
+ Other expenses	.35%	.35%	.35%	.22%	.35%
= Total annual fund operating expenses	1.20%	1.95%	1.95%	.82%	.95%
- Fee waiver or expense reimbursement	(.20)%	(.20)%	(.20)%	(.20)%	(.20)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement [1]	1.00%	1.75%	1.75%	.62%	.75%

[1] The Manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest, transfer agency expenses (including sub-transfer agency and networking fees), brokerage commissions and acquired fund fees and expenses) of each class of shares to 0.62% of the Fund’s average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund’s Board of Directors.

2. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$547	$795	$1,062	$1,822	$547	$795	$1,062	$1,822
Class B	$678	$893	$1,134	$1,973	$178	$593	$1,034	$1,973
Class C	$278	$593	$1,034	$2,259	$178	$593	$1,034	$2,259
Class Q	$63	$242	$435	$995	$63	$242	$435	$995
Class Z	$77	$283	$506	$1,148	$77	$283	$506	$1,148

Prudential Global Total Return Fund, Inc.
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		pgtrf_SupplementTextBlock
Prudential Global Total Return Fund, Inc.

Supplement dated June 16, 2015 to the
Currently Effective Prospectus and Statement of Additional Information
_________________________________________________________________________

Effective as of July 1, 2015, the Fund’s existing contractual cap on Fund expenses will be lowered. In addition, the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus and Statement of Additional Information are hereby revised as follows, effective as of July 1, 2015:

1. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	.60%	.60%	.60%	.60%	.60%
+ Distribution and service (12b-1) fees	.25%	1.00%	1.00%	None	None
+ Other expenses	.35%	.35%	.35%	.22%	.35%
= Total annual fund operating expenses	1.20%	1.95%	1.95%	.82%	.95%
- Fee waiver or expense reimbursement	(.20)%	(.20)%	(.20)%	(.20)%	(.20)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement [1]	1.00%	1.75%	1.75%	.62%	.75%

[1] The Manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest, transfer agency expenses (including sub-transfer agency and networking fees), brokerage commissions and acquired fund fees and expenses) of each class of shares to 0.62% of the Fund’s average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund’s Board of Directors.

2. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$547	$795	$1,062	$1,822	$547	$795	$1,062	$1,822
Class B	$678	$893	$1,134	$1,973	$178	$593	$1,034	$1,973
Class C	$278	$593	$1,034	$2,259	$178	$593	$1,034	$2,259
Class Q	$63	$242	$435	$995	$63	$242	$435	$995
Class Z	$77	$283	$506	$1,148	$77	$283	$506	$1,148

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Global Total Return Fund, Inc. | Class A
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses		rr_OtherExpensesOverAssets	0.35%
= Total annual fund operating expenses		rr_ExpensesOverAssets	1.20%
- Fee waiver or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.00%
1 Year		rr_ExpenseExampleYear01	$ 547
3 Years		rr_ExpenseExampleYear03	795
5 Years		rr_ExpenseExampleYear05	1,062
10 Years		rr_ExpenseExampleYear10	1,822
1 Year		rr_ExpenseExampleNoRedemptionYear01	547
3 Years		rr_ExpenseExampleNoRedemptionYear03	795
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,822
Prudential Global Total Return Fund, Inc. | Class B
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses		rr_OtherExpensesOverAssets	0.35%
= Total annual fund operating expenses		rr_ExpensesOverAssets	1.95%
- Fee waiver or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.75%
1 Year		rr_ExpenseExampleYear01	$ 678
3 Years		rr_ExpenseExampleYear03	893
5 Years		rr_ExpenseExampleYear05	1,134
10 Years		rr_ExpenseExampleYear10	1,973
1 Year		rr_ExpenseExampleNoRedemptionYear01	178
3 Years		rr_ExpenseExampleNoRedemptionYear03	593
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,034
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,973
Prudential Global Total Return Fund, Inc. | Class C
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses		rr_OtherExpensesOverAssets	0.35%
= Total annual fund operating expenses		rr_ExpensesOverAssets	1.95%
- Fee waiver or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.75%
1 Year		rr_ExpenseExampleYear01	$ 278
3 Years		rr_ExpenseExampleYear03	593
5 Years		rr_ExpenseExampleYear05	1,034
10 Years		rr_ExpenseExampleYear10	2,259
1 Year		rr_ExpenseExampleNoRedemptionYear01	178
3 Years		rr_ExpenseExampleNoRedemptionYear03	593
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,034
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,259
Prudential Global Total Return Fund, Inc. | Class Q
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses		rr_OtherExpensesOverAssets	0.22%
= Total annual fund operating expenses		rr_ExpensesOverAssets	0.82%
- Fee waiver or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	0.62%
1 Year		rr_ExpenseExampleYear01	$ 63
3 Years		rr_ExpenseExampleYear03	242
5 Years		rr_ExpenseExampleYear05	435
10 Years		rr_ExpenseExampleYear10	995
1 Year		rr_ExpenseExampleNoRedemptionYear01	63
3 Years		rr_ExpenseExampleNoRedemptionYear03	242
5 Years		rr_ExpenseExampleNoRedemptionYear05	435
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 995
Prudential Global Total Return Fund, Inc. | Class Z
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.60%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses		rr_OtherExpensesOverAssets	0.35%
= Total annual fund operating expenses		rr_ExpensesOverAssets	0.95%
- Fee waiver or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	0.75%
1 Year		rr_ExpenseExampleYear01	$ 77
3 Years		rr_ExpenseExampleYear03	283
5 Years		rr_ExpenseExampleYear05	506
10 Years		rr_ExpenseExampleYear10	1,148
1 Year		rr_ExpenseExampleNoRedemptionYear01	77
3 Years		rr_ExpenseExampleNoRedemptionYear03	283
5 Years		rr_ExpenseExampleNoRedemptionYear05	506
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,148

[1]	The Manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest, transfer agency expenses (including sub-transfer agency and networking fees), brokerage commissions and acquired fund fees and expenses) of each class of shares to 0.62% of the Fund’s average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund’s Board of Directors.